Share-Based Payments (Details 2) - $ / shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Restricted Shares and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	573,405
Granted Restricted Shares and Deferred Stock Units and Performance Units	136,127	180,997	97,922
Converted Restricted Shares and Deferred Stock Units and Performance Units	73,701
Vested Restricted Shares and Deferred Stock Units and Performance Units	(161,581)
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	(79,294)
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	542,358	573,405
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 115.88
Granted Weighted Average Grant Date Fair Value (in dollars per share)	126.80	$ 133.92	$ 113.57
Converted Weighted Average Grant Date Fair Value (in dollars per share)	126.80
Vested Weighted Average Grant Date Fair Value (in dollars per share)	106.04
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	120.27
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 122.39	$ 115.88
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Restricted Shares and Deferred Stock Units and Performance Units	73,701
Granted Restricted Shares and Deferred Stock Units and Performance Units	84,051	73,701	121,936
Converted Restricted Shares and Deferred Stock Units and Performance Units	(73,701)
Vested Restricted Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted Shares and Deferred Stock Units and Performance Units	0
Ending Balance, Restricted Shares and Deferred Stock Units and Performance Units	84,051	73,701
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 126.80
Granted Weighted Average Grant Date Fair Value (in dollars per share)	103.86
Converted Weighted Average Grant Date Fair Value (in dollars per share)	126.80
Vested Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Forfeited Weighted Average Grant Date Fair Value (in dollars per share)	0.00
Ending Balance, Weighted Average Grant Date Fair Value (in dollars per share)	$ 103.86	$ 126.80